Employee benefits - Defined benefit obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ 143,085
Current service cost	14,165	$ 13,734
Interest cost	6,101	2,998
Past service cost	0	(288)
Defined benefit liability (asset), ending balance	148,245	143,085
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(593)
Defined benefit liability (asset), ending balance	(22,230)	(593)
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	78,612
Defined benefit liability (asset), ending balance	95,366	78,612
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	36,877
Defined benefit liability (asset), ending balance	42,816	36,877
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	28,189
Defined benefit liability (asset), ending balance	32,293	28,189
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	774,654	749,943
Current service cost	14,165	13,733
Interest cost	41,686	37,552
Past service cost		(288)
Actuarial losses (gains) due to change in financial assumptions	47,885	(60,689)
Actuarial losses (gains) due to change in demographic assumptions	449	(11,987)
Actuarial (gains) losses due to experience	(6,315)	33,381
Plan participant contributions	248	246
Benefits paid from the plan	(31,751)	(31,115)
Benefits paid directly by employer	(5,721)	(6,304)
Foreign currency translation adjustment	62,648	(50,182)
Defined benefit liability (asset), ending balance	897,948	774,654
Present value of defined benefit obligation | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	96,744
Defined benefit liability (asset), ending balance	116,966	96,744
Present value of defined benefit obligation | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	677,910
Defined benefit liability (asset), ending balance	780,982	677,910
Present value of defined benefit obligation | U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	535,633	525,262
Current service cost	946	997
Interest cost	30,561	27,445
Past service cost		0
Actuarial losses (gains) due to change in financial assumptions	29,444	(54,598)
Actuarial losses (gains) due to change in demographic assumptions	0	(12,077)
Actuarial (gains) losses due to experience	(1,222)	33,349
Plan participant contributions	86	76
Benefits paid from the plan	(27,712)	(26,527)
Benefits paid directly by employer	0	0
Foreign currency translation adjustment	52,572	(41,706)
Defined benefit liability (asset), ending balance	620,308	535,633
Present value of defined benefit obligation | U.K. | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | U.K. | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	535,633
Defined benefit liability (asset), ending balance	620,308	535,633
Present value of defined benefit obligation | France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	78,612	77,477
Current service cost	6,114	6,106
Interest cost	3,378	3,093
Past service cost		(288)
Actuarial losses (gains) due to change in financial assumptions	10,088	(4,575)
Actuarial losses (gains) due to change in demographic assumptions	111	88
Actuarial (gains) losses due to experience	(5,100)	(6,035)
Plan participant contributions	0	0
Benefits paid from the plan	0	0
Benefits paid directly by employer	(2,033)	(2,565)
Foreign currency translation adjustment	4,196	(5,311)
Defined benefit liability (asset), ending balance	95,366	78,612
Present value of defined benefit obligation | France | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	78,612
Defined benefit liability (asset), ending balance	95,366	78,612
Present value of defined benefit obligation | France | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	67,706	61,420
Current service cost	373	379
Interest cost	2,738	2,600
Past service cost		0
Actuarial losses (gains) due to change in financial assumptions	4,948	65
Actuarial losses (gains) due to change in demographic assumptions	0	0
Actuarial (gains) losses due to experience	(787)	2,571
Plan participant contributions	0	0
Benefits paid from the plan	(503)	(229)
Benefits paid directly by employer	(3,192)	(2,992)
Foreign currency translation adjustment	3,432	(3,892)
Defined benefit liability (asset), ending balance	74,715	67,706
Present value of defined benefit obligation | Germany | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | Germany | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	67,706
Defined benefit liability (asset), ending balance	74,715	67,706
Present value of defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	92,703	85,784
Current service cost	6,732	6,251
Interest cost	5,009	4,414
Past service cost		0
Actuarial losses (gains) due to change in financial assumptions	3,405	(1,581)
Actuarial losses (gains) due to change in demographic assumptions	338	2
Actuarial (gains) losses due to experience	794	3,496
Plan participant contributions	162	170
Benefits paid from the plan	(3,536)	(4,359)
Benefits paid directly by employer	(496)	(747)
Foreign currency translation adjustment	2,448	727
Defined benefit liability (asset), ending balance	107,559	92,703
Present value of defined benefit obligation | Other | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	18,132
Defined benefit liability (asset), ending balance	21,600	18,132
Present value of defined benefit obligation | Other | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	74,571
Defined benefit liability (asset), ending balance	$ 85,959	$ 74,571